Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Note 9. Cash and cash equivalents
Accounting policy
Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other reasons. They are readily convertible into known amounts and are subject to an insignificant risk of value changes. Cash and cash equivalents consist of short-term highly liquid investments available immediately, and short-term deposits.
Cash equivalents are measured at amortized cost.

Detail of cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of December 31,
(in thousands of euros)	2025	2024
Cash and bank accounts	810	5,309
Short-term bank deposits	51,940	44,427
Net cash and cash equivalents	52,750	49,737
As of December 31, 2025, net cash and cash equivalents increased by €3.0 million as compared with December 31, 2024.
The short-term bank deposits correspond exclusively to term deposit transactions that are readily available and considered liquid.